UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2003
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DIRECTOR
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ Denis Kiely
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       NOVEMBER 13, 2003
    DIRECTOR


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            3

Form 13F Information Table Entry Total:                       19

Form 13F Information Table Value Total:                       $136,973
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.             Form 13F File Number      Name

         1               28-10204                  FLETCHER INTERNATIONAL, LTD.

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
                                                            FORM 13F REPORT




                                                          Fair      Shares or         (B)      (C)            (B)
Name of Issuer                    Title of    CUSIP      Market     Principal  (A)  Shared   Shared    (A)   Shared    C
                                   Class      Number      Value      Amount    Sole Defined   Other    Sole  Defined  None
                                                        (x$1,000)
Alloy Inc                       Common Stock  019855105    9,854   1,759,672           X        1       X
American Express Co             Common Stock  025816109      680      15,100           X        1       X
Aspen Technology Inc            Common Stock  045327103      371      95,000           X        1       X
CalDive International Inc       Common Stock  127914109    2,379     122,397           X        1       X
Champion Enterprises Inc        Common Stock  158496107    8,881   1,398,506           X        1       X
Com21 Inc                       Common Stock  205937105        1     364,000           X        1       X
Cooper Cameron Corp             Common Stock  216640102    2,349      50,840           X        1       X
Diamonds TR                     Unit Ser 1    252787106   16,242     174,400           X        1       X
Dow Chem Co                     Common Stock  260543103      550      16,900           X        1       X
Federal Natl Mtg Assn           Common Stock  313586109      512       7,300           X        1       X
Fleetwood Enterprises Inc       Common Stock  339099103    1,502     161,977           X        1       X
GulfTerra Energy Partners LP    Common Units  40274U108   65,207   1,626,109           X                X
Lone Star Technologies Inc      Common Stock  542312103      332      24,600           X        1       X
Metro Goldwyn Mayer Inc         Common Stock  591610100    1,011      65,900           X        1       X
Newpark Resources Inc           Common Stock  651718504   13,191   3,067,616           X        1       X
Oil Service HOLDRS Trust        Depostry      678002106   23,612     410,500           X        1       X
                                Rcpt
SPDR TR                         Unit Ser 1    78462F103   58,255     582,841           X        1       X
SPDR TR                         Unit Ser 1    78462F103       44         438           X                X
TRC Cos Inc                     Common Stock  872625108    7,062     429,011           X        1       X
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